SCHEDULE OF LOANS PAYABLE (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025				$ 51,986	$ 19,569	$ 19,569
Proceeds advanced		$ 30,622	$ 10,502	54,969	44,057	72,956
Interest expense				2,060		2,128
Foreign exchange gain				(7,185)		8,907
Repayment with cash		(32,051)	$ (5,148)	(56,662)	(30,500)	(51,574)
Balance, June 30, 2026		45,168		45,168		51,986
Less: Current portion		(44,968)		(44,968)		(50,642)
Non-current portion		200		200		1,344
Bank facilities [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025				31,495	14,791	14,791
Proceeds advanced				47,325		44,279
Interest expense				1,503		1,223
Foreign exchange gain				(4,892)		3,797
Repayment with cash				(37,930)		(32,595)
Balance, June 30, 2026		37,501		37,501		31,495
Less: Current portion		(37,501)		(37,501)		(31,495)
Non-current portion
Trafigura loan facility [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	[1]			2,522	4,034	4,034
Proceeds advanced	[1]
Interest expense	[1]			47		336
Foreign exchange gain	[1]
Repayment with cash	[1]			(2,569)		(1,848)
Balance, June 30, 2026	[1]					2,522
Less: Current portion	[1]					(1,412)
Non-current portion	[1]					1,110
Other loans payable [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	[2]			446	744	744
Proceeds advanced	[2]			10		16,993
Interest expense	[2]
Foreign exchange gain	[2]			(75)		(160)
Repayment with cash	[2]			(87)		(17,131)
Balance, June 30, 2026	[2]	294		294		446
Less: Current portion	[2]	(94)		(94)		(212)
Non-current portion	[2]	200		200		234
Promissory loan payable [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	[3]			17,523
Proceeds advanced	[3]			7,634		11,684
Interest expense	[3]			510		569
Foreign exchange gain	[3]			(2,218)		5,270
Repayment with cash	[3]			(16,076)
Balance, June 30, 2026	[3]	7,373		7,373		17,523
Less: Current portion	[3]	(7,373)		(7,373)		(17,523)
Non-current portion	[3]

[1]	Trafigura loan facility
[2]	Other loans payable
[3]	Promissory notes